Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt [Line Items]
Obligations under borrowing arrangements	$ 116,764	$ 94,198	$ 77,817
Less: Current portion of long-term debt and other current borrowings	(67,651)	54,925	29,720
Long-term debt	$ 49,113	$ 39,273	$ 48,097